ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

30.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2021 (per currency)				At
Items	12/31/2021	Dollar	Euro	Real	Others	12/31/2020
ASSETS
Cash and Due from Banks	21,475,944	20,240,942	922,100	17,217	295,685	30,789,452
Government and corporate securities at fair value with changes in results	777,457	777,457	-	-	-	2,786,763
Derivatives	7,367	7,367	-	-	-	798
Other financial assets	711,238	711,114	124	-	-	1,711,669
Loans and other financing	15,428,720	15,427,520	855	-	345	22,976,589
Other Debt Securities	3,732,301	3,732,301	-	-	-	7,246,202
Financial assets in guarantee	1,087,132	1,087,132	-	-	-	791,754
Other non-financial assets	121,312	121,312	-	-	-	363,375
TOTAL ASSETS	43,341,471	42,105,145	923,079	17,217	296,030	66,666,602

LIABILITIES
Deposits	28,823,051	28,348,565	474,486	—	—	38,036,395
Non-financial public sector	1,114,042	1,113,873	169	-	-	1,363,730
Financial sector	221	221	-	-	-	3,105
Non-financial private sector and foreign residents	27,708,788	27,234,471	474,317	-	-	36,669,560
Liabilities at fair value with changes in results	688,912	688,912	-	-	-	—
Other financial liabilities	2,582,008	2,193,275	380,815	15	7,903	3,589,592
Financing received from the Argentine Central Bank and other financial entities	5,135,292	5,135,292	-	-	-	7,849,164
Unsubordinated debt securities	—	-	-	-	—	3,325,030
Subordinated debt securities	—	-	-	-	-	1,721,441
Other non-financial liabilities	369,662	369,661	-	-	1	573,600
TOTAL LIABILITIES	37,598,925	36,735,705	855,301	15	7,904	55,095,222

NET POSITION	5,742,546	5,369,440	67,778	17,202	288,126	11,571,380